Share-based Payment Arrangements - Summary of Employee Share Options (Detail)	9 Months Ended
	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($) shares
July 2010 to July 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period | shares	6,822,523	6,887,523
Number of Options, Forfeited | shares	(32,167)
Number of Options, Exercised | shares		(60,000)
Number of Options, Ending of Period | shares	6,790,356	6,827,523
Options exercisable, end of period | shares	6,790,356	6,597,586
Weighted-average fair value of options granted	$ 0	$ 0
Weighted- average Exercise Price, Beginning of Period	1.41	1.41
Weighted- average Exercise Price, Forfeited	2.26
Weighted- average Exercise Price, Exercised		0.80
Weighted- average Exercise Price, End of Period	1.41	1.41
Weighted- average Exercise Price, Exercisable End of Period	$ 1.41	$ 1.38
September 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period | shares	698,167	755,833
Number of Options, Forfeited | shares	(197,000)
Number of Options, Ending of Period | shares	501,167	755,833
Weighted-average fair value of options granted	$ 0	$ 0
Weighted- average Exercise Price, Beginning of Period	1.28	1.28
Weighted- average Exercise Price, Forfeited	1.28
Weighted- average Exercise Price, End of Period	$ 1.28	$ 1.28